Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
Average
Summary
Compensation
Table
Total for
Non-PEO
NEOs ($) 22
Average
Compensation
Actually
Paid to
Non-PEO
NEOs ($)
Value for Initial Fixed $100
Investmetn13 Based on:
Year
Summary
Compensation
Table
Total for
PEO($) 11
Compensation
Actually
Paid to
PEO ($) 12
Total
Shareholder
Return ($) 15
Peer Group
Total
Shareholder
Return($) 16
Net
Income ($)
Adjusted
Operating
ROE (%) 14
2022 9,106,199 12,022,513 3,275,300 4,098,149 128.89 151.65 597,000,000 11.9
2021 8,866,126 10,939,500 3,185,203 3,763,486 104.19 127.58 1,379,000,000 14.3
2020 8,063,212 5,604,559 3,209,042 2,323,534 86.94 106.96 514,000,000 8

Juan C. Andrade served as the Principal Executive Officer (“PEO”) of Everest for all applicable years in this table.

The non-PEO

Named Executive

Officers (“NEOs”)

for 2020 include

John Doucette,

Craig Howie,

Mark Kociancic,

Sanjoy Mukherjee

and Jonathan

Zaffino; for
2021 include: John Doucette, Mike

Karmilowicz, Mark Kociancic, Sanjoy Mukherjee and Jim Williamson; and for

2022 include: Mike

Karmilowicz,

Mark
Kociancic,

Sanjoy

Mukherjee

and Jim

Williamson.
13 Assumes $100 invested on 12/31/19 in Everest common stock, including reinvestment of dividends.
14 Adjusted Operating ROE

adjusts actual operating ROE by limiting catastrophe activity to 40% of anticipated catastrophe losses in the annual operating plan and 60% of
actual catastrophe losses for the

current fiscal year.

For 2021 and 2022, the ratio for determining

Adjusted Operating ROE was 50%

anticipated

catastrophe

losses

in
the

operating

plan

and

50%

actual

catastrophe

losses

for the

respective

fiscal

years.

For purposes of Everest’s

Pay Versus Performance

Disclosure section, cumulative Total

Shareholder Return is defined

as the change in the total dollar

value

of a given
security

or entire

portfolio

of securities,

over

some

period

of time,

assuming

$100

dollars

of initial

investment. Total

returns

reflect
changes in stock price as well as
all distributions or dividends paid to shareholders. The procedure for calculating an index begins with calculating total returns for each individual company in the index.
The total return of each company in the index is

calculated by multiplying the closing price of a share
by the ending shares held, based on a

$100 initial investment.
Any
dividends paid are reinvested by

dividing the dividend per

share by the stock

price

on ex-dividend

date,

then

adding

the

additional

new

shares

to the

beginning

shares.
Each

company’s

total

return

is then

weighted

for each

period
based on its market capitalization at the beginning of the period, relative to the market capitalization of
the entire group. The market capitalization is

determined

by multiplying

the

price

by the

shares

outstanding

for

each

period. The

sum

of the

weighted

returns

results
in a weighted

average

total
return for each

period. Total

Shareholder Return

in all other sections

of
this proxy refers

to Everest’s

Investor Day

definition, defined as
annual growth

in Book

Value Per

Share

(excluding

Unrealized

Gains

and Losses

on Fixed

Maturity

investments)

plus

Dividends

Per Share.

The S&P Insurance (Property and Casualty) Index is used as Everest’s peer group for purposes of the pay versus performance disclosure
.

Summary Compensation Table Total for PEO	$ 9,106,199	$ 8,866,126	$ 8,063,212
PEO Actually Paid Compensation Amount	12,022,513	10,939,500	5,604,559
Non-PEO NEO Average Total Compensation Amount	3,275,300	3,185,203	3,209,042
Non-PEO NEO Average Compensation Actually Paid Amount	4,098,149	3,763,486	2,323,534
Total Shareholder Return Amount	128.89	104.19	86.94
Peer Group Total Shareholder Return Amount	151.65	127.58	106.96
Net Income (Loss)	$ 597,000,000	$ 1,379,000,000	$ 514,000,000
Company Selected Measure Amount	0.119	0.143	0.08
Named Executive Officers, Footnote [Text Block]	Juan C. Andrade served as the Principal Executive Officer (“PEO”) of Everest for all applicable years in this table.
PEO Name	Juan C. Andrade	Juan C. Andrade	Juan
Company Selected Measure Name	Adjusted Operating ROE
Peer Group Issuers, Footnote [Text Block]	The S&P Insurance (Property and Casualty) Index is used as Everest’s peer group for purposes of the pay versus performance disclosure .
Adjustment To PEO Compensation, Footnote [Text Block]
Fiscal Year

2020

2021

2022

SCT Total $8,063,212 $8,866,126 $9,106,199
– Grant Date Fair Value

of Stock Awards Granted in Fiscal Year
$(3,752,544) $(4,001,805) $(4,251,644)
+ Fair Value at Fiscal Year

-End of Outstanding Unvested Stock Awards
Granted in Fiscal Year
$3,169,579 $4,525,158 $4,670,907
± Change in Fair Value of Outstanding Unvested

Stock Awards Granted in
Prior Fiscal Years17
$(1,312,596) $1,402,574 $2,354,332
± Change

in Fair

Value

as of

Vesting

Date of

Stock Awards

Granted

in Prior
Fiscal Years

for Which

Applicable Vesting

Conditions Were

Satisfied During
Fiscal Year18
$(563,092) $147,447 $142,718
Compensation Actually Paid $5,604,559 $10,939,500 $12,022,513
17 Difference between Fair Value from End of Prior Year to End of Current Year

Difference between Fair Value from End of Prior Year to Vesting Date
19 Difference between Fair Value from End of Prior Year to End of Current Year
20 Difference between Fair Value from End of Prior Year to Vesting Date
21 In 2021, the change in actuarial present value was negative $11,030 for Mr. Doucette and $81,008 for Mr. Mukherjee. Under the rule, the change in actuarial

present
value

is

deducted

only

if the

value

is positive.

Thus,

only

Mr. Mukherjee’s

value

was

incorporated

into

the

calculation.
22
The change

in actuarial

present

value

for Mr.

Mukherjee

was negative

$600,167

in 2022.

Under

the rule,

the change

in actuarial

present

value

is deducted

only

if
the

value

is positive.

Thus,

this

value

was not

incorporated

into the

calculation.

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Fiscal Year

2020

2021

2022

Average SCT Total $3,209,042 $3,185,203 $3,275,300
– Grant Date Fair Value

of Stock Awards Granted in Fiscal Year
$(1,799,573) $(1,164,932) $(1,276,247)
+ Fair Value at Fiscal Year

-End of Outstanding Unvested Stock
Awards Granted in Fiscal Year
$1,455,572 $1,317,281 $1,402,100
± Change in Fair Value of Outstanding Unvested

Stock Awards
Granted in Prior Fiscal Years19
$(236,502) $362,214 $563,880
± Change in Fair Value

as of Vesting Date

of Stock Awards Granted
in Prior Fiscal Years

for Which Applicable Vesting

Conditions Were
Satisfied During Fiscal Year20
$(95,518) $49,873 $114,067
– Change in Actuarial Present Value of Accumulated Benefit
Under Defined Benefit Pension Plan
$(235,821) $(16,202)

N/A
+ Service cost and prior service cost $26,334 $30,048 $19,050
Average Compensation Actually Paid $2,323,534 $3,763,486 $4,098,149
17 Difference between Fair Value from End of Prior Year to End of Current Year
18
Difference between Fair Value from End of Prior Year to Vesting Date
19 Difference between Fair Value from End of Prior Year to End of Current Year
20 Difference between Fair Value from End of Prior Year to Vesting Date
21 In 2021, the change in actuarial present value was negative $11,030 for Mr. Doucette and $81,008 for Mr. Mukherjee. Under the rule, the change in actuarial

present
value

is

deducted

only

if the

value

is positive.

Thus,

only

Mr. Mukherjee’s

value

was

incorporated

into

the

calculation.

The change

in actuarial

present

value

for Mr.

Mukherjee

was negative

$600,167

in 2022.

Under

the rule,

the change

in actuarial

present

value

is deducted

only

if
the

value

is positive.

Thus,

this

value

was not

incorporated

into the

calculation.

Total Shareholder Return Vs Peer Group [Text Block]	Comparison of 3 Year Cumulative TSR Everest Re Group, Ltd. versus S&P Property & Casualty Insurance
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid (“CAP”) versus Cumulative Total Shareholder Return (“TSR”)
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid (“CAP”) versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid (“CAP”) versus Adjusted Operating ROE
Tabular List [Table Text Block]	Adjusted Operating ROE Combined Ratio Operating Expense Ratio Total Shareholder Return (as defined at Everest’s Investor Day 23 ) Gross Written Premium Annual Growth Rate
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ (4,251,644)	$ (4,001,805)	$ (3,752,544)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	4,670,907	4,525,158	3,169,579
PEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	2,354,332	1,402,574	(1,312,596)
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	142,718	147,447	(563,092)
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(1,276,247)	(1,164,932)	(1,799,573)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	1,402,100	1,317,281	1,455,572
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	563,880	362,214	(236,502)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	114,067	49,873	(95,518)
Non-PEO NEO [Member] | Change in Actuarial Present Value of Accumulated Benefit Under Defined Benefit Pension Plan [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount		(16,202)	(235,821)
Non-PEO NEO [Member] | Service Cost and Prior Service Cost [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ 19,050	$ 30,048	$ 26,334